Investment Risks - First Eagle Global Income Builder Fund	Oct. 31, 2025
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any mutual fund investment, you may lose money by investing in the Global Balanced Fund.
Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.
Foreign Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Foreign Investment Risk — The Fund may invest in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.
Geographic Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Geographic Investment Risk — To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund is not required to allocate its investments in any set percentages to any particular countries, it normally will invest in at least three countries (one of which may be the United States). The Fund reserves the right to dynamically allocate its assets across countries and regions. Listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.
Canada Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Canada Risk — The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

European Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

European Risk — The Fund’s investments may subject it to risks associated with investing in European markets, including economic, political, regulatory and market developments affecting European countries and the European Union. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Political or economic disruptions in European countries, including in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. Ongoing geopolitical events, changes in trade relationships, shifts in regulatory frameworks, and regional conflicts may contribute to market volatility, reduced liquidity, and slower economic growth for companies that rely significantly on Europe for their business activities and revenues. Uncertainty regarding economic policy, fiscal conditions, or international trade arrangements involving European countries could also negatively affect the value of European securities.

Credit and Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.
Corporate Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Corporate Bond Risk — The market value of a corporate bond may be affected by factors directly related to the issuer and by factors not directly related to the issuer, such as general market liquidity. The market value of corporate bonds generally may be expected to rise and fall inversely with interest rates, and as a result, corporate bonds may lose value in a rising-rate environment.
Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Prepayment Risk — Certain instruments, especially mortgage-backed securities, for example, are susceptible to the risk of prepayment by borrowers. During a period of declining interest rates, homeowners may refinance their high-rate mortgages and prepay the principal. Cash from these prepayments flows through to prepay the mortgage-backed securities, necessitating reinvestment in other assets, which may lower returns. Asset-backed securities, which are subject to risks similar to those of mortgage-backed securities, are also structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property and receivables from credit card agreements. The market for mortgage-backed and asset-backed instruments may be volatile and limited, which may make them difficult to buy or sell.
Dividend Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Dividend Risk — There is no guarantee that issuers of the securities held by the Fund will declare dividends in the future or that, if declared, they will be paid, or that they will either remain at current levels or increase over time.
Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Income Risk — The Fund may experience a decline in its income due to falling interest rates, earnings declines, income decline within a security or default of an issuer of a security. During periods of increasing or prolonged high interest rates, among other things, borrowing costs may increase, fewer issuances of securities and decreased liquidity may occur and/or an issuer of a security may be unable to refinance existing debt obligations and/or make income payments. The continued availability of income-producing equity securities may potentially become limited. The amount and rate of distributions that the Fund’s shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less.
Changes in Debt Ratings Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
Defaulted Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Defaulted Securities Risk — The Fund may invest in securities of issuers that are experiencing significant financial or business difficulties, including issuers involved in bankruptcy or other reorganization and liquidation proceedings. Such investments involve a substantial degree of risk. In any reorganization or liquidation proceeding relating to a company in which the Fund invests, the Fund may lose its entire investment, may be required to accept cash or securities with a value less than the Fund’s original investment, and/or may be required to accept payment over an extended period of time.
High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●High Yield Risk — The Fund intends to invest in debt instruments that are below investment grade, commonly known as “high yield” or “junk” bonds, which may be subject to greater levels of interest rate, credit (including issuer default) and liquidity risk than investment grade instruments and may experience extreme price fluctuations. The securities of such issuers may be considered speculative and the ability of such issuers to pay their debts on schedule may be uncertain.
Gold Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program that seeks to reduce the impact of foreign exchange rate changes on the Fund’s value. The Fund may at times also purchase derivatives as either a hedge or for investment purposes. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index. Use of derivatives or similar instruments may not be as favorable as a direct investment in an underlying investment and may adversely affect the amount, timing and character of income distributed to shareholders. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended. If such provisions are applicable, there could be an increase in the amount of taxable dividends paid by the Fund.
Options Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Options Risk — The Fund may engage in various options transactions in which the Fund typically seeks to limit investment risk by purchasing the right to buy or sell, or by selling the obligation to buy or sell, a security at a set price in the future. The Fund pays a premium when buying options and receives a premium when selling options. When trading options, the Fund may incur losses or forego otherwise realizable gains if market prices do not move as expected.
Swaps Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Swaps Risk — Swap agreements (including interest rate, total return, credit default and index) are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement’s terms and the possible lack of liquidity with respect to the agreements. In addition, interest rate swaps may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. Interest rate swaps may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the floating rate benchmarks, which may affect the utility of interest rate swaps as a hedge.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.
Small and Medium-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.
Large-Size Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Large-Size Company Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.
Bank Loan Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Bank Loan Risk — The Fund may invest in bank loans. These investments potentially expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. The Fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. The market for bank loans may be illiquid and the Fund may have difficulty selling them, especially in the case of leveraged loans, which can be difficult to value. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.
Sovereign Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Sovereign Debt Risk — The Fund’s investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner. The Fund may have limited (or no) recourse in the event of a default because bankruptcy, moratorium and other similar laws applicable to issuers of sovereign debt obligations may be substantially different from those applicable to private issuers and any recourse may be subject to the political climate in the relevant country.
Reference Rate Transition Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Reference Rate Transition Risk — The Fund may be exposed to financial instruments that transitioned from, or continue to be tied to, the London Interbank Offered Rate (“LIBOR”) or that reference alternative rates that replaced LIBOR. The effect of the transition away from LIBOR and the adoption of replacement rates, such as the Secured Overnight Financing Rate (“SOFR”) and other risk-free rates, may affect the value, liquidity or return of certain investments. The Fund may also be exposed to financial instruments linked to other reference rates that may be subject to reform, replacement or discontinuation in the future.
Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cybersecurity Risk — The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.
Value Investment Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.
Subsidiary Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Subsidiary Risk — By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as expected and could adversely affect the Fund.